Earnings (Loss) per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (Loss) per Share
Schedule of Basic and diluted loss per share attributable to common stockholders

	Nine Months Ended
	September 30,
	2021	2020
Numerator:
Net loss	$(74,055)	$(11,965)
Accretion of redeemable convertible preferred stock to redemption value	(139,237)	(6,568)
Accretion of noncontrolling interest put option to redemption value	(285)	(467)
Net loss attributable to common stockholders	$(213,577)	$(19,000)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,161,848	2,147,064
Net loss per share, basic and diluted	$(98.79)	$(8.85)

	December 31,
	2020	2019
Numerator:
Net loss	$(25,905)	$(22,964)
Accretion of redeemable convertible preferred stock to redemption value	(11,372)	10,400
Accretion of noncontrolling interest put option to redemption value	(567)	—
Net loss attributable to common stockholders	$(37,844)	$(12,564)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,149,182	2,120,200
Net loss per share, basic and diluted	$(17.61)	$(5.93)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	At September 30,	At September 30,
	2021	2020
Convertible preferred stock	18,736,936	18,435,348
Warrants on convertible preferred stock	708,493	6,302,856
Options to purchase common stock	5,229,675	4,985,576
Warrants on common stock	522,009	—
Total	25,197,113	29,723,780

	December 31,
	2020	2019

Convertible preferred stock	18,446,525	15,589,723
Warrants on convertible preferred stock	1,021,466	1,032,643
Options to purchase common stock	5,074,547	3,840,031
Warrants on common stock	522,009	—
Total	25,064,547	20,462,397